Cover	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2023
Entity File Number	000-55698
Entity Registrant Name	DUO WORLD, INC.
Entity Central Index Key	0001635136
Entity Tax Identification Number	35-2517572
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	c/o Duo Software (Pvt.) Ltd.
Entity Address, Address Line Two	No. 6, Charles Terrace
Entity Address, Address Line Three	Off Alfred Place
Entity Address, City or Town	Colombo 03
Entity Address, Country	LK
City Area Code	(870)
Local Phone Number	505-6540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false